Shareholder Fees - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO	Apr. 29, 2025 USD ($)
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none